FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Initial recognition derivative liability	$ 4,101,583
Change in fair value derivative liability	75,482
Fair value derivative liabilities	$ 40,954